Related party transactions	3 Months Ended
Mar. 31, 2025
Related Party [Abstract]
Related party transactions	Related party transactions
Key management personnel are those persons having the authority and responsibility for planning, directing and controlling activities of the Company, directly or indirectly. Key management personnel includes the Company’s Directors and Officers.

Compensation awarded to key management personnel for the three months ended March 31, 2025 and 2024 is as follows:

	Three months ended March 31,
	2025	2024
	$	$
Salaries and benefits	1,208	790
Share-based compensation	62	1,043
	1,270	1,833